Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2025
Summary of Significant Accounting Policies
Summary of Significant Accounting Policies
2.	Summary of Significant Accounting Policies
(a)	Basis of presentation

The accompanying consolidated financial statements have been prepared in accordance with the accounting principles generally accepted in the United States of America (“U.S. GAAP”).

(b)	Principles of consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries, the VIE and the subsidiaries of the VIE. All significant inter-company transactions and balances among the Company, its subsidiaries, the VIE and subsidiaries of the VIE have been eliminated upon consolidation.

(c)	Use of estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the balance sheet dates and revenues and expenses during the reporting periods. Significant accounting estimates reflected in the Group’s consolidated financial statements include, but are not limited to allowance for doubtful accounts arising from expected credit losses, economic lives and impairment of long-lived assets, commitments and contingencies, valuation of short-term and long-term investments, valuation allowance for deferred tax assets, uncertain tax position, valuation for share-based compensation and incremental borrowing rates for operating lease liabilities. Changes in facts and circumstances may result in revised estimates. Actual results could differ from those estimates, and as such, differences may be material to the consolidated financial statements.

(d)	Foreign currency

The functional currency of the Company is the US$. The Company’s subsidiaries, the VIE and subsidiaries of the VIE determined their functional currencies based on the criteria of ASC 830, Foreign Currency Matters. The Group uses the RMB as its reporting currency.

Transactions denominated in foreign currencies are re-measured into the functional currency at the exchange rates prevailing on the transaction dates. Monetary assets and liabilities denominated in foreign currencies are re-measured at the exchange rates prevailing at the balance sheet date. Non-monetary items that are measured in terms of historical cost in foreign currency are re-measured using the exchange rates at the dates of the initial transactions. Exchange gains and losses are included in the consolidated statements of comprehensive income.

The Company uses the average exchange rate for the year and the exchange rate at the balance sheet date to translate the operating results and financial position, respectively. Translation differences are recorded in accumulated other comprehensive income, a component of shareholders’ equity.

(e)	Convenience translation

Amounts in US$ are presented for the convenience of the reader and are translated at the noon buying rate of US$1.00 to RMB6.9931 on December 31, 2025, the last business day in December 2025, as published on the website of the United States Federal Reserve Board. No representation is made that the RMB amounts could have been, or could be, converted into US$ at such rate.

(f)	Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and highly liquid investments which are unrestricted as to withdrawal or use and have original maturities of three months or less when purchased.

(g)	Restricted cash

Restricted cash mainly represents cash received from consumers and reserved in a bank supervised account for payments to merchants.

2.	Summary of Significant Accounting Policies (Continued)
(h)	Investments

The Group’s short-term and long-term investments included in other non-current assets primarily consist of time deposits, held-to-maturity debt securities, equity securities, available-for-sale debt securities, equity method investments and other debt investments. The classification of an investment is determined based on the Group’s ability and intent to hold the investment, the nature of the investment, and the degree to which the Group may exercise influence over the investee. All highly liquid investments with original maturities of greater than three months but less than twelve months, and investments that are expected to be realized in cash during the next twelve months are classified as short-term investments, otherwise, as long-term investments included in other non-current assets.

Investments in debt securities that the Group has positive intent and ability to hold to maturity are categorized as “held to maturity”. Equity securities with readily determinable fair value that are not accounted for under the equity method are measured at fair value. Realized and unrealized gains and losses and interest income from the investments are recorded in “Interest and investment income, net” in the consolidated statements of comprehensive income.

The Group accounts for available-for-sale debt securities in accordance with ASC Topic 320, Investments-Debt Securities. Available-for-sale debt securities are stated at fair value, with the unrealized gains and losses, net of tax, reported in other comprehensive income. The net carrying value of debt securities classified as available-for-sale is adjusted for amortization of premiums and accretion of discounts to maturity. Such amortization is computed using the effective interest method and included in interest income. Any realized gains or losses on the sale of the available-for-sale debt securities are determined on a specific identification method and are reflected in earnings during the period in which gains or losses are realized.

The Group’s investments in common stock or in-substance common stock in entities in which it can exercise significant influence but does not own a majority equity interest or control are accounted for using the equity method of accounting and classified as “equity method investments” in accordance with ASC Subtopics 323-10 (“ASC 323-10”), Investments-Equity Method and Joint Ventures: Overall. The Group applies the equity method of accounting that is consistent with ASC 323-10 in limited partnerships which the Group has significant influence. After the date of investment, the Group subsequently adjusts the carrying amount of the investments to recognize the Group’s proportionate share of each equity investees’ profits or loss into earnings. The Group evaluates the equity method investments for impairment under ASC 323-10. An impairment loss on the equity method investments is recognized in earnings when the decline in value is determined to be other-than-temporary.

Other debt investments primarily consist of loan investments, which are accounted for at amortized cost. Interest income on loan investments is recognized over the life of the loan and is recorded on an accrual basis in “Interest and investment income, net” in the consolidated statements of comprehensive income.

The Group enters into lending agreements with certain financial institutions, under which it lends certain securities to the counterparty. The Group accounts for these transactions in accordance with ASC Topic 860, Transfers and Servicing (“ASC 860”). Since the criteria for sale accounting under ASC 860 are not met, the assets remain on the consolidated balance sheets, and interest income arising from the lending agreements is recorded in “Interest and investment income, net” in the consolidated statements of comprehensive income.

As of December 31, 2024 and 2025, certain time deposits, held-to-maturity debt securities and available-for-sale debt securities, with the net carrying amount of RMB3,670,176 and RMB3,872,460 (US$553,754), respectively, were pledged mainly for the issuance of letters of guarantee.

2.	Summary of Significant Accounting Policies (Continued)
(i)	Property, equipment and software, net

Property, equipment and software are stated at cost and are depreciated and amortized using the straight-line method over the estimated useful lives of the assets, as follows:

Category	Estimated useful life
Computer equipment	1-3 years
Office equipment	3 years
Purchased software	3-5 years
Leasehold improvements	Over the shorter of lease terms or the estimated useful lives of the assets

Repair and maintenance costs are charged to expense as incurred, whereas the costs of renewals and betterments that extend the useful lives of property, equipment and software are capitalized as additions to the related assets. Retirements, sales and disposals of assets are recorded by removing the cost and accumulated depreciation from the asset and accumulated depreciation accounts with any resulting gain or loss reflected in the consolidated statements of comprehensive income.

(j)	Impairment of long-lived assets other than goodwill

The Group evaluates its long-lived assets for impairment whenever events or changes in circumstances, such as a significant adverse change to market conditions that will impact the future use of the assets, indicate that the carrying amount of an asset may not be fully recoverable. When these events occur, the Group evaluates the recoverability of long-lived assets by comparing the carrying amounts of the assets to the future undiscounted cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flows is less than the carrying amounts of the assets, the Group recognizes an impairment loss based on the excess of the carrying amounts of the assets over their fair value. Fair value is generally determined by discounting the cash flows expected to be generated by the assets, when the market prices are not readily available.

For all periods presented, there were no impairment of any of the Group’s long-lived assets.

(k)	Fair value of financial instruments

The Group’s financial instruments primarily include cash and cash equivalents, restricted cash, receivables from online payment platforms, amounts due from/to related parties, merchant deposits, payable to merchants, short-term investments, long-term debt investments included in other non-current assets and convertible bonds. For the aforementioned financial instruments included in current assets and liabilities, except for those measured at fair value, their carrying amount approximate their respective fair values because of the general short maturities. The carrying amounts of long-term time deposits and held-to-maturity debt securities approximate to fair values as the related interest rates currently offered by financial institutions for similar debt instruments of comparable maturities. The fair value of convertible bonds, which are not reported at fair value, is disclosed in Note 11.

The Group applies ASC 820, Fair Value Measurements and Disclosures (“ASC 820”). ASC 820 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. ASC 820 requires disclosures to be provided on fair value measurement.

ASC 820 establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

Level 1 — Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 — Other inputs that are directly or indirectly observable in the marketplace.

Level 3 — Unobservable inputs which are supported by little or no market activity.

2.	Summary of Significant Accounting Policies (Continued)
(l)	Revenue recognition

ASC 820 describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach; and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

Revenues are principally generated from online platform services. Revenues from online platform services primarily consist of online marketing services revenues and transaction services fees. Revenues represent the amount of consideration that the Company is entitled to in exchange for the transfer of promised goods or services in the ordinary course of the Company’s activities and is recorded net of indirect taxes. Consistent with the criteria of ASC Topic 606 (“ASC 606”), Revenue from Contracts with Customers, the Group recognizes revenue when the performance obligation in a contract is satisfied by transferring the control of a promised good or service to a customer. The Group also evaluates whether it is appropriate to report revenue at the gross amounts of goods and services sold and the related costs, or the net amounts. Payments for services or goods are generally received before deliveries.

Online marketing services

The Group enters into contractual agreements with certain merchants to provide various types of online marketing services on the Group’s online platforms for which it receives service fees from the merchants. The Group matches product listings appearing in search or browser results on its online platforms and charges merchants based on impressions or clicks. The Group also provides display marketing services that allow the merchants to place advertisements on the platform primarily at fixed prices.

In general, the merchants need to prepay for the service and the prepayments are accounted for as customer advances and deferred revenues. Under ASC 606, revenues are primarily recognized at a point in time when consumers view or click on the merchants’ product listings or over the period during which the advertising services are provided, depending on the type of online marketing services selected by the merchants.

Transaction services

The Group provides transaction services, including fulfillment services to merchants, and earns related fees for sales of the products completed on the Group’s online platforms. The Group does not control the products provided by merchants at any point in time during the transactions. Revenues related to transaction services are recognized in the consolidated statements of comprehensive income at a point in time when the Group’s service obligation to the merchants is determined to have been completed under each sales transaction completed. Variable consideration is estimated and included in the transaction price to the extent that it is probable that a significant revenue reversal will not occur. Adjustments to the estimated variable consideration related to prior reporting periods were not material.

Incentives provided to the consumers

In order to promote its online platforms and attract more registered consumers who are not customers of the Group, the Group at its own discretion provides various forms of incentives. These incentives, including coupons, credits and other subsidies that may or may not be specific to any merchants, can be used by the consumers to purchase merchandise provided on the Group’s online platforms at reduced prices or to redeem for cash from the Group.

The Group records the incentives as reduction of revenues if they are considered as variable consideration or when there are explicit contractual obligations to incentivize the consumers on behalf of the merchants. In the absence of such explicit obligations, the Group further evaluated varying features of different incentive programs to determine whether the incentives represent implicit obligations to the consumers on behalf of merchants. If so, the incentives are recorded as reduction of revenues. If the Group determined that incentives provided to the consumers are not considered as payments to the merchant-customers, the Group records these incentives as “sales and marketing expenses”.

2.	Summary of Significant Accounting Policies (Continued)
(m)	Costs of revenues

Costs of revenues consist primarily of payment processing fees paid to third-party online payment platforms, costs associated with the operation of the platforms and others, such as costs and expenses attributable to fulfillment fees, merchant support services, bandwidth and server costs, amortization, depreciation and maintenance costs, payroll, employee benefits and share-based compensation expenses, call center, surcharges and other expenses directly attributable to the online platform services.

(n)	Advertising expenditures and incentive programs

Advertising expenditures are expensed when incurred and are included in sales and marketing expenses. For the years ended December 31, 2023, 2024 and 2025, the advertising expenditures were RMB56,415,274, RMB68,474,437 and RMB74,925,712 (US$10,714,234), and incentive programs recognized in sales and marketing expenses were RMB20,013,537, RMB35,843,202 and RMB42,348,670 (US$6,055,779), respectively.

(o)	Research and development expenses

Research and development expenses include payroll, employee benefits, and other operating expenses associated with research and platform development. Research and development expenses also include bandwidth and server costs, rent, depreciation and other related expenses. To date, expenditures incurred between when the application has reached the development stage and when it is substantially complete and ready for its intended use have been inconsequential and, as a result, the Group did not capitalize any software development costs in the accompanying consolidated financial statements.

(p)	Credit loss

The Group follows Accounting Standards Update No. 2016-13, Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments. The Group’s allowance for credit losses as of December 31, 2024 and 2025 reflects the best estimate of the expected future losses for its financial instruments measured at amortized cost, based on the current economic conditions; however, as a result of the uncertainty caused by other factors, these estimates may change and future actual losses may differ from the estimates. The Group will continue to monitor economic conditions and will revise the estimates of the expected future losses for financial instruments measured at amortized cost as necessary.

(q)	Leases

The Group as the lessee determines if an arrangement is a lease at inception. Leases are classified as operating or finance leases in accordance with the recognition criteria in ASC 842-20-25. The Group’s lease portfolio consisted entirely of operating leases as of December 31, 2023, 2024 and 2025. The Group’s leases do not contain any residual value guarantees or material restrictive covenants. The Group also elected the practical expedient of the short-term lease exemption for contracts with lease terms of 12 months or less.

At the commencement date of an operating lease, the Group records a right-of-use (“ROU”) asset and lease liability based on the present value of the lease payments over the lease term. Variable lease payments not dependent on an index or rate are excluded from the ROU asset and lease liability calculations and are recognized in expense in the period which the obligation for those payments is incurred. As the rate implicit in the Group’s lease is not typically readily available, the Group uses an incremental borrowing rate based on the information available at the lease commencement date in determining the present value of lease payments. This incremental borrowing rate reflects the fixed rate at which the Group could borrow on a collateralized basis the amount of the lease payments in the same currency, for a similar term, in a similar economic environment. ROU assets include any lease prepayments and are reduced by lease incentives. Operating lease expense for lease payments is recognized on a straight-line basis over the lease term. Lease terms are based on the non-cancelable term of the lease and may contain options to extend the lease when it is reasonably certain that the Group will exercise that option. The Group accounts for lease and non-lease components separately.

2.	Summary of Significant Accounting Policies (Continued)
(r)	Income taxes

In December 2023, the Financial Accounting Standards Board (“FASB”) issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (“ASU 2023-09”), which improves income tax disclosures. The amendments require the disclosure of specific categories in the rate reconciliation and additional information for reconciling items that meet a quantitative threshold. The amendments also require disaggregated information about the amount of income taxes paid (net of refunds received), income (or loss) from continuing operations before income tax expense (or benefit) and income tax expense (or benefit) from continuing operations. The new guidance is required to be applied either prospectively or retrospectively. This guidance is effective for the Group’s fiscal years beginning after December 15, 2024. Early adoption is permitted. Beginning January 1, 2025, the Group adopted ASU 2023-09 prospectively. Please refer to Note 15 for the inclusion of new disclosures required.

The Group follows the liability method of accounting for income taxes in accordance with ASC 740. Under this method, deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax bases of assets and liabilities using enacted tax rates that will be in effect in the period in which the differences are expected to reverse. The Group records a valuation allowance to offset deferred tax assets if based on the weight of available evidence, it is more-likely-than-not that some portion, or all, of the deferred tax assets will not be realized. The effect on deferred taxes of a change in tax rate is recognized in income tax expense in the period that includes the enactment date of the change in tax rate.

The Group accounted for uncertainties in income taxes in accordance with ASC 740. Interest and penalties related to unrecognized tax benefit are classified in the consolidated statements of comprehensive income as income tax expenses.

(s)	Share-based compensation

The Group applies ASC 718, Compensation—Stock Compensation (‘‘ASC 718’’), to account for its employee share-based payments. In accordance with ASC 718, the Group determines whether an award should be classified and accounted for as a liability award or an equity award. All of the Group’s share-based awards to employees were classified as equity awards. The Group measures the employee share-based compensation based on the fair value of the award at the grant date. Expense is recognized using accelerated method over the requisite service period. The fair value of share options at the time of grant is determined using the binomial-lattice option pricing model. In accordance with ASU No. 2016-09, Compensation-Stock Compensation (Topic 718): Improvement to Employee Share-based Payment Accounting, the Group elected to account for forfeitures as they occur.

(t)	Employee benefit expenses

As stipulated by the regulations of Chinese mainland, full-time employees of the Group are entitled to various government statutory employee benefit plans, including medical insurance, maternity insurance, workplace injury insurance, unemployment insurance and pension benefits through a PRC government-mandated multi-employer defined contribution plan. The Group is required to make contributions to the plan and accrues for these benefits based on certain percentages of the qualified employees’ salaries. The Group also makes payments to other defined contribution plans for the benefit of employees employed by subsidiaries outside of Chinese mainland.

(u)	Comprehensive income

Comprehensive income is defined as the change in equity of the Group during a period from transactions and other events and circumstances excluding transactions resulting from investments by owners and distributions to owners. Among other disclosures, ASC 220, Comprehensive Income, requires that all items that are required to be recognized under current accounting standards as components of comprehensive income be reported in a financial statement displayed with the same prominence as other financial statements. For each of the periods presented, the Group’s comprehensive income includes net income, foreign currency translation differences and unrealized holding gains or losses associated with available-for-sale debt securities and is presented in the consolidated statements of comprehensive income.

2.	Summary of Significant Accounting Policies (Continued)
(v)	Earnings per share

Basic earnings per share is computed by dividing net income attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period. Diluted earnings per share is calculated by dividing net income attributable to ordinary shareholders by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the period. Ordinary equivalent shares consist of unvested restricted share units (‘‘RSUs’’) and shares issuable upon the exercise of share options using the treasury stock method, and conversion of convertible bonds using the if-converted method. Ordinary equivalent shares are not included in the denominator of the diluted earnings per share calculation when inclusion of such shares would be anti-dilutive.

(w)	Segment reporting

The Group operates and manages its business as a single segment and has one operating and reportable segment, the provision of e-commerce services. The Group’s Co-Chief Executive Officers are the chief operating decision-makers (“CODMs”). When making decisions about allocating resources and assessing the performance of the Group as a whole, the CODMs review operating metrics and consolidated financial statements.

The Group concluded that consolidated net income reported in the consolidated statements of comprehensive income is the measure of segment profitability, and consolidated total assets reported in the consolidated balance sheets is the measure of segment assets. The CODMs refer to consolidated operating results and financial condition when addressing strategic and operational matters and allocating resources. Significant expense categories regularly provided to and reviewed by the CODMs are those presented in the consolidated statements of comprehensive income. As substantially all of the Group’s long-lived assets are located in the PRC, and substantially all of the Group’s revenues are derived from within the PRC, no geographical segments are presented.

(x)	Recent accounting pronouncements

In November 2024, the FASB issued ASU 2024-03, Income Statement – Reporting Comprehensive Income – Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses (“ASU 2024-03”). The amended guidance requires disaggregation of certain expense captions into specified natural expense categories in the disclosures within the notes to the financial statements. In addition, the guidance requires disclosure of selling expenses and its definition. The new guidance is effective for fiscal years beginning after December 15, 2026, and interim reporting periods beginning after December 15, 2027, with early adoption permitted. The guidance can be applied either prospectively or retrospectively. The Group is evaluating the disclosure impact of adopting ASU 2024-03.

In July 2025, the FASB issued ASU 2025-05, Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses for Accounts Receivable and Contract Assets (“ASU 2025-05”), which provide a practical expedient permitting an entity to assume that conditions at the balance sheet date remain unchanged over the life of the asset when estimating expected credit losses for current classified accounts receivable and contract assets. ASU 2025-05 is effective for fiscal years beginning after December 15, 2025, and interim reporting periods within those fiscal years. Early adoption is permitted. This ASU should be applied prospectively. The Group is evaluating the impact of adopting ASU 2025-05.

In September 2025, the FASB issued ASU 2025-06, Intangibles: Goodwill and Other-Internal-Use Software (Subtopic 350-40): Targeted Improvements to the Accounting for Internal-Use Software (“ASU 2025-06”). The guidance modernizes the accounting for software costs and enhances the transparency about an entity’s software costs. The guidance is effective for the fiscal years beginning after December 15, 2027 and for interim periods within those fiscal years. This ASU can be applied prospectively, retrospectively, or under a modified transition approach. The Group is evaluating the disclosure impact of adopting ASU 2025-06.

(y)	Comparatives

Certain prior period amounts have been reclassified to conform to the current period presentation.